As filed with the Securities and Exchange Commission on September 19, 2013

File No. 333-185002
File No. 811-22769

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.
Post-Effective Amendment No. 3	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 5	[X]

(Check appropriate box or boxes)

BROADMARK FUNDS
(Exact name of Registrant as Specified in Charter)

300 Drake's Landing Road, Suite 150
Greenbrae, CA  94904
(Address of Principal Executive Office)

415-925-4970
(Registrant's Telephone Number, including Area Code)

Christopher J. Guptill
Broadmark Asset Management LLC
300 Drake's Landing Road, Suite 150
Greenbrae, CA  94904
(Name and address of agent for Service)

Copies of Communications to:

Paul M. Miller
Seward & Kissel LLP
901 K Street, N.W.
Suite 800
Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended. Therefore, no registration fee is due with this filing.

EXPLANATORY NOTE

This Post-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 2 filed August 29, 2013 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) Act and  has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Greenbrae, State of California, on the 19th  day of September, 2013.

BROADMARK FUNDS

By:	/s/ Christopher J. Guptill
Name:	Christopher J. Guptill
Title:	President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date

/s/ Christopher J. Guptill
Christopher J. Guptill	President (Principal Executive Officer) and Trustee	September 19, 2013

/s/ Theresa M. Bridge
Theresa M. Bridge	Treasurer (Principal Financial Officer and Principal Accounting Officer)	September 19, 2013

/s/ Daniel J. Barnett
Daniel J. Barnett	Trustee	September 19, 2013

/s/ Robert S. Basso*
Robert S. Basso	Trustee	September 19, 2013

/s/ Patrick D.C. Dumas*
Patrick D.C. Dumas	Trustee	September 19, 2013

/s/ Rick L. Frimmer*
Rick L. Frimmer	Trustee	September 19, 2013

* By: /s/ Theresa M. Bridge
Theresa M. Bridge
Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase